Retirement Plans (Schedule Of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation discount rate	4.60%		5.05%
Benefit obligation rate of increases in compensation level	3.50%		3.80%
Net periodic benefit cost discount rate	5.05%		5.80%		6.40%
Net periodic benefit cost rate of increases in compensation level	3.80%		4.00%		4.00%
Expected long-term rate of return on assets	7.50%		7.50%		7.50%
Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation percentage	95.00%
Minimum [Member] | Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation discount rate	1.50%	[1]	1.25%	[1]
Benefit obligation rate of increases in compensation level	2.25%	[1]	2.25%	[1]
Net periodic benefit cost discount rate	1.25%	[1]	1.75%	[1]	2.00%	[1]
Net periodic benefit cost rate of increases in compensation level	2.25%	[1]	2.25%	[1]	2.25%	[1]
Expected long-term rate of return on assets	1.50%	[1]	2.00%	[1]	1.80%	[1]
Maximum [Member] | Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation discount rate	5.50%	[1]	6.00%	[1]
Benefit obligation rate of increases in compensation level	5.00%	[1]	6.50%	[1]
Net periodic benefit cost discount rate	6.00%	[1]	7.00%	[1]	7.60%	[1]
Net periodic benefit cost rate of increases in compensation level	6.50%	[1]	5.00%	[1]	5.00%	[1]
Expected long-term rate of return on assets	6.25%	[1]	6.25%	[1]	7.00%	[1]

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 95% of the projected benefit obligation.